Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial liabilities:
Deposits	$ 2,231,291
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	56,582	55,073
Securities	944,892	810,094
Loans Held-for-sale, Fair Value Disclosure	15,183	9,359
Loans, net	1,503,515	1,415,048
Restricted investments in bank stock	15,450	16,802
Accrued interest receivable	7,206	7,378
Financial liabilities:
Deposits		2,071,574
Short-term borrowings	113,225	65,000
Long-term debt	40,800	49,200
Accrued interest payable	308	487
Carrying Amount [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Carrying Amount [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member]
Financial assets:
Cash and cash equivalents	56,582	55,073
Securities	948,780	813,316
Loans Held-for-sale, Fair Value Disclosure	15,415	9,474
Loans, net	1,516,839	1,436,328
Restricted investments in bank stock	15,450	16,802
Accrued interest receivable	7,206	7,378
Financial liabilities:
Deposits	2,232,789	2,074,139
Short-term borrowings	113,225	65,000
Long-term debt	35,629	39,773
Accrued interest payable	308	487
Fair Value [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	56,582
Securities	0
Loans Held-for-sale, Fair Value Disclosure	0
Loans, net	0
Restricted investments in bank stock	0
Accrued interest receivable	7,206
Financial liabilities:
Deposits	0
Short-term borrowings	113,225
Long-term debt	0
Accrued interest payable	308
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents	0
Securities	948,780
Loans Held-for-sale, Fair Value Disclosure	0
Loans, net	0
Restricted investments in bank stock	0
Accrued interest receivable	0
Financial liabilities:
Deposits	0
Short-term borrowings	0
Long-term debt	0
Accrued interest payable	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair Value, Inputs, Level 2 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair value inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents	0
Securities	0
Loans Held-for-sale, Fair Value Disclosure	15,415
Loans, net	1,516,839
Restricted investments in bank stock	15,450
Accrued interest receivable	0
Financial liabilities:
Deposits	2,232,789
Short-term borrowings	0
Long-term debt	35,629
Accrued interest payable	0
Fair Value [Member] | Fair value inputs, Level 3 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet instruments	0
Fair Value [Member] | Fair value inputs, Level 3 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet instruments	$ 0